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                                SUPPLEMENT TO THE
                           LAUDUS MARKETMASTERS FUNDS
                       PROSPECTUS DATED FEBRUARY 28, 2004
                           AS AMENDED DECEMBER 9, 2004


The U.S. MarketMasters Fund "Year to date performance as of 3/31/04" percentage on page 6 of the prospectus is replaced with the following:
1.99%.

The Balanced MarketMasters Fund "Year to date performance as of 3/31/04" percentage on page 12 of the prospectus is replaced with the following: 3.23%.

The Small-Cap MarketMasters Fund "Year to date performance as of 3/31/04" percentage on page 18 of the prospectus is replaced with the following: 5.60%.

The International MarketMasters Fund "Year to date performance as of 3/31/04" percentage on page 24 of the prospectus is replaced with the following: 5.58%.

               Please retain this supplement for future reference.

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Charles Schwab & Co., Inc. Member SIPC
REG31038 (12/04) (C)2004 All Rights Reserved